Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	PNC ADVANTAGE FUNDS
Central Index Key	0000908823
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013
PNC Advantage Institutional Government Money Market Fund | Advisor Shares
Risk/Return:
Trading Symbol	PADXX
PNC Advantage Institutional Government Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	PAVXX
PNC Advantage Institutional Government Money Market Fund | Service Shares
Risk/Return:
Trading Symbol	PAUXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Institutional Shares
Risk/Return:
Trading Symbol	PABXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Advisor Shares
Risk/Return:
Trading Symbol	PAAXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Service Shares
Risk/Return:
Trading Symbol	PAHXX
PNC Advantage Institutional Treasury Money Market Fund | Advisor Shares
Risk/Return:
Trading Symbol	PAYXX
PNC Advantage Institutional Treasury Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	PAIXX
PNC Advantage Institutional Treasury Money Market Fund | Service Shares
Risk/Return:
Trading Symbol	PAEXX